Warrants to Purchase Common Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number Outstanding
Outstanding at Beginning of Period	140,372	114,784
Granted	5,187,587	25,588
Exercised	(32,054)
Canceled/forfeited/expired
Outstanding at End of Period	3,295,905	140,372
Weighted Average Exercise Price Per Share
Outstanding at Beginning of Period	$ 0.20	$ 0.20
Granted	$ 1.20	$ 0.20
Exercised	$ 0.20
Outstanding at End of Period	$ 1.18	$ 0.20
Weighted Average Remaining Contractual Life (Years)
Outstanding at Beginning of Period	1 year 6 months 0 days	1 year 5 months 1 day
Granted	4 years 4 months 13 days	1 year 10 months 2 days
Outstanding at End of Period	4 years 4 months 21 days	1 year 6 months 0 days
Non-employee warrant [Member]
Number Outstanding
Outstanding at Beginning of Period	150,835	150,835
Granted		2,500
Exercised
Canceled/forfeited/expired		(25,000)
Outstanding at End of Period	150,835	150,835
Vested and exercisable at End of Period	150,835	150,835
Warrants exercisable	141,546
Weighted Average Exercise Price Per Share
Outstanding at Beginning of Period	$ 1.97	$ 0.33
Granted		$ 1.16
Exercised
Canceled/forfeited/expired		$ 1.16
Outstanding at End of Period	$ 1.97	$ 1.97
Vested	$ 1.97
Warrants exercisable	$ 1.95
Weighted Average Remaining Contractual Life (Years)
Outstanding at Beginning of Period		5 years 1 month 13 days
Granted		4 years 1 month 2 days
Canceled/forfeited/expired		4 years 1 month 2 days
Outstanding at End of Period	1 year 11 months 27 days
Expected to vest at End of Period	1 year 11 months 27 days
Warrants exercisable	1 year 11 months 27 days